Revenue recognition and operating segments - Revenue and profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Revenue	£ 5,375	£ 3,714	£ 2,957
Operating profit	625	317	347
Impairment losses related to property, plant and equipment	0	8	0
Revenue of Central and regional overheads, previously recorded in UK & Sub-Saharan Africa - Pest Control
Disclosure of operating segments
Amount of reclassification		5	5
Operating profit of central and regional overheads, previously recorded in UK & Sub-Saharan Africa - Pest Control
Disclosure of operating segments
Amount of reclassification		1	1
North America
Disclosure of operating segments
Impairment losses related to ROU assets	0	17	0
Impairment losses related to property, plant and equipment	0	8	0
Operating segments
Disclosure of operating segments
Revenue	5,365	3,703	2,945
Operating profit	1,026	690	548
Operating segments | Pest control
Disclosure of operating segments
Revenue	4,286	2,690	1,947
Operating profit	830	497	363
Operating segments | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	858	821	832
Operating profit	157	162	168
Operating segments | France Workwear
Disclosure of operating segments
Revenue	221	192	166
Operating profit	39	31	17
Operating segments | North America
Disclosure of operating segments
Revenue	3,306	1,849	1,291
Operating profit	617	315	216
Operating segments | North America | Pest control
Disclosure of operating segments
Revenue	3,201	1,746	1,149
Operating profit	599	297	187
Operating segments | North America | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	105	103	142
Operating profit	18	18	29
Operating segments | Europe (incl LATAM)
Disclosure of operating segments
Revenue	1,081	941	832
Operating profit	215	187	163
Operating segments | Europe (incl LATAM) | Pest control
Disclosure of operating segments
Revenue	516	427	350
Operating profit	124	103	92
Operating segments | Europe (incl LATAM) | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	344	322	316
Operating profit	52	53	54
Operating segments | Europe (incl LATAM) | France Workwear
Disclosure of operating segments
Revenue	221	192	166
Operating profit	39	31	17
Operating segments | UK & Sub Saharan Africa
Disclosure of operating segments
Revenue	390	365	354
Operating profit	94	95	94
Operating segments | UK & Sub Saharan Africa | Pest control
Disclosure of operating segments
Revenue	195	182	171
Operating profit	51	47	45
Operating segments | UK & Sub Saharan Africa | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	195	183	183
Operating profit	43	48	49
Operating segments | Asia & MENAT
Disclosure of operating segments
Revenue	339	321	271
Operating profit	45	45	36
Operating segments | Asia & MENAT | Pest control
Disclosure of operating segments
Revenue	250	231	187
Operating profit	34	34	25
Operating segments | Asia & MENAT | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	89	90	84
Operating profit	11	11	11
Operating segments | Pacific
Disclosure of operating segments
Revenue	249	227	197
Operating profit	55	48	39
Operating segments | Pacific | Pest control
Disclosure of operating segments
Revenue	124	104	90
Operating profit	22	16	14
Operating segments | Pacific | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	125	123	107
Operating profit	33	32	25
Central and regional overheads
Disclosure of operating segments
Revenue	10	11	12
Operating profit	(121)	(107)	(96)
Restructuring costs
Disclosure of operating segments
Operating profit	(7)	(12)	(10)
Adjusted Operating Profit
Disclosure of operating segments
Operating profit	898	571	442
One-off and adjusting items
Disclosure of operating segments
Operating profit	(98)	(136)	(21)
Amortisation and impairment of intangible assets
Disclosure of operating segments
Operating profit	£ (175)	£ (118)	£ (74)